4. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Interest and debt expense	$ (55,106)	$ (61,979)	$ (110,210)	$ (250,583)	$ (361,597)	$ (304,330)
Amortization of deferred financing costs					0	27,641
Proceeds from convertible notes payable			0	1,650,314	0	577,460
Unamortized debt discount	90,864		90,864		151,438	774,011
Loss on debt conversion	0	$ 0	0	$ (376,909)	(376,909)	(558,198)
Convertible Debt [Member]
Interest and debt expense					112,456	81,102
Amortization of debt discounts					245,664	27,641
Amortization of deferred financing costs						192,798
Interest expense debt					358,120	301,541
Beneficial conversion feature					287,647
November 2014 10% Convertible Notes [Member]
Unamortized debt discount					93,590	275,363
Notes converted into common stock, value					80,000
November 2014 10% Convertible Notes [Member] | Second Amendment [Member]
Debt face amount					$ 692,811
Number of securities that warrants may convert to					30,000
Stated interest rate					10.00%
Debt maturity date					Jul. 01, 2017
Common stock purchase price					$ 5.00
Loss on debt conversion					$ (536,889)
Extension fee expense					80,000
November 2014 10% Convertible Notes [Member] | Second Amendment [Member] | Fair value of prior warrants [Member]
Loss on debt conversion					(287,676)
November 2014 10% Convertible Notes [Member] | Second Amendment [Member] | Beneficial conversion feature [Member]
Loss on debt conversion					(325,206)
November 2014 10% Convertible Notes [Member] | Second Amendment [Member] | Debt discount [Member]
Loss on debt conversion					$ 75,993
November 2014 10% Convertible Notes [Member] | Third Amendment [Member]
Debt maturity date					Jul. 01, 2018
Conversion price					$ 3.00
Beneficial conversion feature					$ 233,748
Loss on debt conversion					58,691
December 2016 10% Convertible Notes (due July 1, 2019) [Member]
Debt face amount					$ 680,400
Number of securities that warrants may convert to					127,575
Stated interest rate					10.00%
Debt maturity date					Jul. 01, 2018
Proceeds from convertible notes payable					$ 600,000
Conversion price					$ 4.00
Common stock purchase price					$ 4.50
Debt discount on warrants					$ 232,718
Unamortized debt discount	$ 34,766		34,766		57,848	$ 498,648
Legal fees					22,500
Bank fees					40
Notes converted into common stock, value			$ 300,620		300,620
Loss on debt conversion					198,254
December 2016 10% Convertible Notes (due July 1, 2019) [Member] | Fair Value of Warrants [Member]
Deferred finance costs					102,940
Unamortized debt discount					232,718
December 2016 10% Convertible Notes (due July 1, 2019) [Member] | Beneficial conversion feature [Member]
Unamortized debt discount					262,718
December 2016 10% Convertible Notes (due July 1, 2019) [Member] | Original Issue Discount [Member]
Unamortized debt discount					50,400
December 2016 10% Convertible Notes (due July 1, 2019) [Member] | Due Diligence Fee [Member]
Unamortized debt discount					$ 30,000